Note P - Regulatory Matters - Capital Requirements (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Total capital		$ 134,930	$ 127,487
Total capital to risk weighted assets		18.70%	17.70%
Total capital for capital adequacy		8.00%	8.00%
Total capital for well capitalized to risk weighted assets	[1]	10.00%	10.00%
Common equity tier 1		$ 120,158	$ 112,259
Common equity tier 1 capital to risk weighted assets		16.60%	15.60%
Common equity tier 1 capital for capital adequacy		4.50%	4.50%
Tier 1 capital		$ 128,658	$ 120,759
Tier 1 capital to risk weighted assets		17.80%	16.70%
Teir 1 capital for capital adequacy		6.00%	6.00%
Tier 1 capital for well capitalized to risk weighted assets	[1]	6.00%	6.00%
Tier 1 capital average		$ 128,658	$ 120,759
Tier 1 capital average to risk weighted assets		12.50%	11.80%
Teir 1 capital average for capital adequacy		4.00%	4.00%
Bank [Member]
Total capital		$ 120,716	$ 114,947
Total capital to risk weighted assets		17.00%	16.20%
Total capital for capital adequacy		8.00%	8.00%
Total capital for well capitalized to risk weighted assets	[1]	10.00%	10.00%
Common equity tier 1		$ 114,772	$ 108,547
Common equity tier 1 capital to risk weighted assets		16.10%	15.30%
Common equity tier 1 capital for capital adequacy		4.50%	4.50%
Common equity Tier 1 capital for well capitalized to risk weighted assets	[1]	6.50%	6.50%
Tier 1 capital		$ 114,772	$ 108,547
Tier 1 capital to risk weighted assets		16.10%	15.30%
Teir 1 capital for capital adequacy		6.00%	6.00%
Tier 1 capital for well capitalized to risk weighted assets	[1]	8.00%	8.00%
Tier 1 capital average		$ 114,772	$ 108,547
Tier 1 capital average to risk weighted assets		11.30%	10.70%
Teir 1 capital average for capital adequacy		4.00%	4.00%
Tier 1 capital average for well capitalized to average assets	[1]	5.00%	5.00%

[1]	For the Company, these amounts would be required for the Company to engage in activities permissible only for a bank holding company that meets the financial holding company requirements if the Company were not subject to the SBHCP. For the Bank, these are the amounts required for the Bank to be deemed well capitalized under the prompt corrective action regulations.